Derivative instruments - Impact of Hedging Derivatives Used in Net Investment Hedging Relationships (Details) - FX contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in accumulated OCI on derivatives Year ended Dec. 31,	$ (19)	$ 535	$ (625)
Net interest revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) reclassified from accumulated OCI into income Year ended Dec. 31,	$ 0	$ 0	$ 0